Shareholder Report	12 Months Ended
May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000228450 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline Intangible Value ETF
Class Name	Sparkline Intangible Value ETF
Trading Symbol	ITAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/itan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etf.sparklinecapital.com/itan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$60	0.50%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, ITAN returned 40.21% (on a NAV basis). This marked a strong year of performance, as the Fund’s focus on innovative firms with robust intangible assets continued to generate positive returns.

ITAN also outperformed in relative terms, with its 40.21% return exceeding the 28.99% return of the Solactive GBS United States 1000 Net Total Return Index by 11.22%. Outperformance was primarily fueled by strong security selection. For example, ITAN achieved this outperformance despite significantly lower exposure to AI infrastructure stocks, such as the Magnificent 7*, which the Fund has been rotating out of due to rising valuations and capital intensity.

* Amazon, Meta, Alphabet, Nvidia, Tesla, Microsoft, and Apple.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (6/28/2021)
Sparkline Intangible Value ETF - NAV	40.21%	12.52%
Solactive GBS United States 1000 Index (net total return)	28.99%	12.52%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://etf.sparklinecapital.com/itan/ for more recent performance information.

Performance Inception Date	Jun. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 89,619,549
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 305,912
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$89,619,549	Portfolio Turnover Rate*	43%
# of Portfolio Holdings	159	Fund Advisory Fees	$305,912
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.1%
Health Care	15.8%
Industrials	15.2%
Communication Services	13.9%
Consumer Discretionary	13.3%
Financials	5.1%
Consumer Staples	3.5%
Materials	1.5%
Energy	0.8%
Real Estate	0.3%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.7%
Intel Corp.	2.7%
Cisco Systems, Inc.	2.3%
International Business Machines Corp.	2.2%
Dell Technologies, Inc.	2.2%
QUALCOMM, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%
Merck & Co, Inc.	1.6%
AT&T, Inc.	1.4%

C000252239 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline International Intangible Value ETF
Class Name	Sparkline International Intangible Value ETF
Trading Symbol	DTAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period). You can find additional information about the Fund at https://etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/dtan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etf.sparklinecapital.com/dtan/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, DTAN returned 20.07% (on a NAV basis). This strong performance was driven by a resilient global stock market that largely shrugged off geopolitical risks, most notably in Iran.

Despite robust absolute returns, DTAN underperformed the Solactive GBS Global Markets All Cap USD Index, which returned 31.05%. This was primarily driven by DTAN’s focus on non-U.S. developed market stocks, which underperformed both U.S. and emerging market stocks, due mostly to their relative lack of AI infrastructure exposure. A secondary driver was DTAN’s underweight to non-U.S. developed market financial stocks, which surged despite scoring poorly on many intangible metrics. Despite these sector headwinds, DTAN actually produced strong security selection alpha, with the Fund’s holdings outperforming their respective sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (9/9/24)
Sparkline International Intangible Value ETF - NAV	20.07%	20.32%
Solactive GBS Global Markets All Cap USD Total Return Index	31.05%	23.62%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://etf.sparklinecapital.com/dtan/ for more recent performance information.

Performance Inception Date	Sep. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,353,127
Holdings Count | holding	120
Advisory Fees Paid, Amount	$ 85,102
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$22,353,127	Portfolio Turnover Rate*	46%
# of Portfolio Holdings	120	Fund Advisory Fees	$85,102
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	20.7%
Germany	19.7%
France	11.7%
United Kingdom	11.5%
Switzerland	8.8%
Netherlands	7.0%
Canada	4.4%
Sweden	4.0%
Denmark	2.2%
China	1.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG	3.4%
Novartis AG	3.2%
L'Oreal SA	2.8%
Siemens AG	2.7%
Toyota Motor Corp.	2.6%
Shell PLC	2.5%
AstraZeneca PLC	2.5%
Hitachi Ltd	2.3%
Sanofi SA	2.2%
Sony Group Corp.	2.0%